Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information
Entity Registrant Name	Qunar Cayman Islands Ltd.
Entity Central Index Key	0001551060
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Class A
Document and Entity Information
Entity Common Stock, Shares Outstanding	302,850,254
Class B
Document and Entity Information
Entity Common Stock, Shares Outstanding	39,332,950